Goodwill and Other Intangible Assets - Additional Information (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024 reporting_unit	Dec. 31, 2024 USD ($)
Goodwill [Line Items]
Number of reporting units | reporting_unit	3
Goodwill impairment charges | $		$ 0
Consumer Bank
Goodwill [Line Items]
Percentage of estimated fair value in excess of carrying amount	18.00%
Commercial Bank
Goodwill [Line Items]
Percentage of estimated fair value in excess of carrying amount	25.00%
Institutional Bank
Goodwill [Line Items]
Percentage of estimated fair value in excess of carrying amount	34.00%